Employee Pension and Postretirement Benefit Plans - Summary of Net Periodic Cost of Pension and Postretirement Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Components of net periodic costs:
Service cost	$ 1.5	$ 1.9	$ 3.6
Interest cost	12.2	11.9	14.7
Expected return on plan assets	(15.2)	(15.6)	(17.4)
Amortization of unrecognized prior service cost	0.5	0.2	0.2
Amortization of unrecognized net loss	0.2	0.5	0.9
Settlement expense	0.0	0.0	0.2
Curtailment income	(0.5)	0.0	(1.4)
Net periodic (benefit) cost	(1.3)	(1.1)	0.8
Postretirement Benefits
Components of net periodic costs:
Service cost	0.0	0.0	0.0
Interest cost	1.1	1.2	1.2
Expected return on plan assets	0.0	0.0	0.0
Amortization of unrecognized prior service cost	0.0	0.0	0.0
Amortization of unrecognized net loss	0.0	0.0	0.0
Settlement expense	0.0	0.0	0.0
Curtailment income	0.0	0.0	0.0
Net periodic (benefit) cost	$ 1.1	$ 1.2	$ 1.2